The contractual maturities of these financial liabilities as at December 31, 2021 and 2020 are summarized below: (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Account payable and accrued liability	$ 700,999	$ 1,034,213
Total	700,999	1,034,213
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Account payable and accrued liability	700,999	1,034,213
Total	700,999	1,034,213
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Account payable and accrued liability
Total
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Account payable and accrued liability
Total